Note 6 - Employee Costs Payable (Details) (USD $)	Feb. 28, 2014	Nov. 30, 2013
Note 6 - Employee Costs Payable (Details) [Line Items]
Employee-related Liabilities, Current	$ 197,930	$ 508,616
Principal Shareholders, Directors, and Executive Officers [Member]
Note 6 - Employee Costs Payable (Details) [Line Items]
Employee-related Liabilities, Current	197,930	336,327
Certain Employees [Member]
Note 6 - Employee Costs Payable (Details) [Line Items]
Employee-related Liabilities, Current		$ 172,289